PURCHASE OF OWNERSHIP INTEREST IN JOINT VENTURE	12 Months Ended
Dec. 31, 2015
PURCHASE OF OWNERSHIP INTEREST IN JOINT VENTURE

9. PURCHASE OF OWNERSHIP INTEREST IN JOINT VENTURE

On July 1, 2014, we exercised our second option to acquire an additional 10% ownership interest in Carrier Enterprise, LLC (“Carrier Enterprise I”) for cash consideration of $87,735, following which we have an 80% controlling interest in Carrier Enterprise I. Neither we nor Carrier has any remaining options to purchase additional ownership interests in Carrier Enterprise I, or any of our other joint ventures with Carrier.